Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign
Loss before income taxes consists of:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	(1,167,367)	(1,095,015)	(1,646,607)	(258,388)
Non-PRC	65,171	147,721	70,592	11,077

	(1,102,196)	(947,294)	(1,576,015)	(247,311)

Schedule of Components of Income Tax Expense (Benefit)
The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current income tax expense	9,180	15,081	27,593	4,330
Deferred income tax benefit	(177)	(177)	(11,852)	(1,860)

	9,003	14,904	15,741	2,470

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income tax	(1,102,196)	(947,294)	(1,576,015)	(247,311)
Income tax computed at the PRC statutory tax rate of 25%	(275,549)	(236,824)	(394,004)	(61,828)
Effect of tax holiday and preferential tax rates	11,493	(44,121)	7,083	1,111
Effect of different tax rates in different jurisdictions	(11,626)	10,580	(1,681)	(264)
Other non-taxable income	(21,557)	(35,454)	(24,999)	(3,923)
Non-deductible expenses	64,095	14,060	36,719	5,762
Share-based compensation costs	30,320	82,528	108,588	17,040
Research and development super deduction	(94,401)	(113,388)	(146,639)	(23,011)
Withholding tax and others	9,180	11,581	9,552	1,499
Change in valuation allowance	259,031	399,756	434,056	68,113
True-up adjustments in respect of prior year’s annual tax filing	—	(83,342)	(3,474)	(545)
Tax rate change on deferred items	38,017	9,528	(9,460)	(1,484)

Income tax expense	9,003	14,904	15,741	2,470

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	1,454,702	1,841,192	288,923
Accrued expenses	56,111	235,737	36,992
Depreciation	4,990	7,082	1,111
Allowance for doubtful accounts	3,156	53,436	8,385
Government grant	6,175	4,266	669
Operating lease liabilities	56,706	63,781	10,009
Accrued interest	66,609	170,337	26,730
Others	—	2,737	430
Less: valuation allowance	(1,401,416)	(1,881,873)	(295,307)

	247,033	496,695	77,942

Deferred tax liabilities:
Operating lease right-of-use assets	54,658	57,300	8,992
One-time deduction for fixed asset purchases	191,107	337,564	52,970
Long-lived assets arising from business acquisitions	29	277,267	43,509
Others	1,268	22,655	3,555

	247,062	694,786	109,026

Summary of Unrecognized Tax Benefit	A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	2020	2021	2021
	RMB	RMB	US$

Balance at beginning of the year	—	12,613	1,979
Additions from the business acquisitions	—	19,551	3,068
Additions based on tax positions related to current year	12,613	26,885	4,219

Balance at end of the year	12,613	59,049	9,266